Submission	Jun. 24, 2025
Submission [Line Items]
Central Index Key	0001395064
Registrant Name	TAKEDA PHARMACEUTICAL CO LTD
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES